SUBSEQUENT EVENTS (Details Narrative) - USD ($)										1 Months Ended							9 Months Ended	12 Months Ended
	Nov. 14, 2024	Nov. 09, 2024	Nov. 01, 2024	Oct. 11, 2024	Oct. 01, 2024	Apr. 08, 2024	Apr. 02, 2024	Feb. 12, 2024	Feb. 09, 2024	Nov. 18, 2024	Mar. 29, 2024	Feb. 29, 2024	Feb. 28, 2024	Feb. 26, 2024	Jan. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Aggregate principal amount																	$ 118,425
Aggregate gross proceeds																$ 1,200,000
Ally Commerce, Inc [Member]
Description of asset acquired															As consideration for the acquired assets: (i) the Company paid to FeatherPay $500,000 in cash, and (ii) the Company agreed to issue to FeatherPay’s stockholders an aggregate of $4,800,000 worth of shares (the “Stock Consideration”) of Company’s Series A Preferred Stock, par value $0.0001 at $10.00 per share totaling 480,000 shares
Teamworx LLC [Member]
Description of asset acquired															As consideration for the acquired assets: (i) the Company paid to Seller $125,000 in cash, and (ii) the Company agreed to issue to Seller $575,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 57,500 shares
Note payable annual interest												12.00%
Muturity date of Note payable												Feb. 29, 2024	Mar. 31, 2024
Verifi Dental Limited [Member]
Description of asset acquired															As consideration for the acquired assets: (i) the Company paid to Seller $360,000 in cash, and (ii) the Company agreed to issue to Seller $840,000 worth of shares of Company Series A Preferred Stock at $10.00 per share totaling 84,000 shares
Series A Preferred Stock [Member]
Share issued for exchange, shares																	71,945	212,842
Sale of Assets [Member]
Increase aggregate number of shares of company common stock											11,000,000
Excercise price											$ 3.10
Convertible note principal amount									$ 473,743				$ 5,000
Muturity date of convertible note									Jun. 01, 2024				Feb. 01, 2025
Interest rate									12.00%				12.00%
Note payable converion amount									$ 473,743
Debt Convertible Promissory Note One [Member] | Securities Purchase Agreement [Member]
Debt maturity date						Apr. 30, 2024
Interest rate						20.00%
Convertible promissory note principal amount						$ 260,000
Description related to convertible promissory note						In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 39,000 shares of our common stock with an exercise price of $1.50
Exchange amount of promissory note						$ 260,000
Debt Convertible Promissory Note [Member]
Debt maturity date						Apr. 30, 2024
Interest rate						12.00%
Convertible promissory note principal amount						$ 200,000
Description related to convertible promissory note						In conjunction with the April 8, 2024 Note, we issued the investor a five-year warrant to purchase 30,000 shares of our common stock with an exercise price of $1.50
Exchange amount of promissory note						$ 200,000
Debt Promissory Note [Member]
Debt maturity date							Jun. 30, 2024
Promissory note principal amount							$ 200,000
Interest rate							12.00%
Loans Agreement [Member]
Payment of loan								$ 300,000
Description of Loan agreement								the Company agreed to increase the default rate of interest in the Loan Agreement, report certain financial and cash metrics on a weekly basis, budgetary updates as well as pay down of balance of 10% of all financing raised over $500,000, in exchange for interest only payments until July 2024 and waiver of all covenants
Chief Executive Officer Dermott [Member]
Number of option purchase											1,817,742
Archit Shah [Member]
Number of option purchase											482,259
Jeffrey Stellinga, Vice President [Member]
Number of option purchase											352,420
Muralidar Chakravarthi, Chief Technology Officer [Member]
Number of option purchase											352,420
David Fidanza, Chief Information Officer [Member]
Number of option purchase											352,420
Purchase Agreements [Member]
Convertible notes aggregate principal amount														$ 2,375,000
Common stock share issue the investors														85,174
Purchase of additional aggregate principal amount														$ 1,100,000
Exchange for aggregate gross proceeds														$ 1,000,000
Conversion price														$ 1.84
Aggregate principal amount														$ 1,375,000
Aggregate gross proceeds														$ 1,250,000
Discount rate														10.00%
Subsequent Event [Member] | Series A Preferred Stock [Member]
Preferred Shares converted to common stock				1,709,248
Share issued for exchange, shares				8,546,240
Subsequent Event [Member] | Effective date of August 31, 2024 [Member]
Notes payable to related parties										$ 267,500
Warrant issued										82,396
Warrant period										5 years
Warrant exercise price										$ 0.5325
Subsequent Event [Member] | Effective date of September 30, 2024 [Member]
Notes payable to related parties										$ 260,447
Warrant issued										86,435
Warrant period										5 years
Warrant exercise price										$ 0.5325
Subsequent Event [Member] | Convertible Note [Member] | Unsecured Debt [Member]
Aggregate principal amount		$ 110,000								$ 350,000
Aggregate gross proceeds		$ 100,000
Original issue discount		10.00%
Conversion price		$ 0.53								$ 1.85
Debt maturity date										Oct. 31, 2024
Reduced conversion price										$ 0.5325
Warrant issued										19,170
Warrant period										5 years
Warrant exercise price										$ 0.5325
Debt instrument note converted										$ 394,186
Debt instrument note converted, shares										740,256
Subsequent Event [Member] | Convertible Note [Member] | Unsecured Debt [Member] | Notes Holder [Member]
Conversion price										$ 0.80
Debt instrument note converted										$ 122,669
Debt instrument note converted, shares										153,336
Subsequent Event [Member] | Sale of Assets [Member]
Common stock exchange			1,000,000
Proceed from common stock exchanged			$ 167,600
Debt instrument note converted	$ 609,712
Debt instrument note converted, shares	4,037,102
Subsequent Event [Member] | Purchase Agreements [Member]
Description of asset purchase agreement					pursuant to which the Company sold the assets and customer contracts of its Managed Service Provider (MSP) Division to the Purchaser for approximately $2.02 million (less transaction expenses), plus the right to receive an Earnout Payment upon the retention of certain revenue thresholds. If Purchaser achieves annualized recurring revenue (“ARR”) of more than $1,620,000.00 during the 3-month measurement period beginning on April 1, 2025, and ending on June 30, 2025, then the Company shall be entitled to an earnout payment equal to (1) the amount by which ARR exceeds the Earnout Threshold multiplied by (2) $1.2463. The Earnout Payment is not to exceed $224,334
Proceeds from sale of assets					$ 350,000